Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment Estimated Useful Life (Details)	Jun. 30, 2024	Dec. 31, 2023
Minimum [Member] | Leasehold improvements [Member]
Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Estimated useful life	1 year	1 year
Minimum [Member] | Manufacturing equipment [Member]
Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Estimated useful life	3 years	3 years
Minimum [Member] | Computer and electronic equipment [Member]
Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Estimated useful life	3 years
Minimum [Member] | Office equipment [Member]
Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Estimated useful life	2 years	2 years
Minimum [Member] | Motor vehicles [Member]
Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Estimated useful life	3 years	3 years
Maximum [Member] | Leasehold improvements [Member]
Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Estimated useful life	3 years	3 years
Maximum [Member] | Manufacturing equipment [Member]
Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Estimated useful life	10 years	10 years
Maximum [Member] | Computer and electronic equipment [Member]
Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Estimated useful life	5 years
Maximum [Member] | Office equipment [Member]
Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Estimated useful life	4 years	4 years
Maximum [Member] | Motor vehicles [Member]
Schedule of Property, Plant and Equipment Estimated Useful Life [Line Items]
Estimated useful life	4 years	4 years